Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Lease component of revenue from time charter-out and pool revenue	$ 141,722	$ 384,906
Non-lease component of revenue from time charter-out and pool revenue	126,955	203,574
Total lease and non-lease components of revenue	$ 268,677	$ 588,480